Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2012 and 2011.

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥141,729	¥—	¥141,729
Available-for-sale (current):
Corporate bonds	30	—	—	30
Available-for-sale (noncurrent):
Government bonds	181	—	—	181
Corporate bonds	—	116	444	560
Fund trusts	159	1,075	—	1,234
Equity securities	21,335	—	—	21,335
Derivatives	—	831	—	831

Total assets	¥21,705	¥143,751	¥444	¥165,900

Liabilities:
Derivatives	¥—	¥25,493	¥—	¥25,493

Total liabilities	¥—	¥25,493	¥—	¥25,493

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥204,307	¥—	¥204,307
Available-for-sale (current):
Corporate bonds	20	—	—	20
Available-for-sale (noncurrent):
Government bonds	150	—	—	150
Corporate bonds	—	104	454	558
Fund trusts	151	1,675	—	1,826
Equity securities	17,724	—	—	17,724
Derivatives	—	4,718	—	4,718

Total assets	¥18,045	¥210,804	¥454	¥229,303

Liabilities:
Derivatives	¥—	¥2,610	¥—	¥2,610

Total liabilities	¥—	¥2,610	¥—	¥2,610

Changes in Level 3 Assets Measured on Recurring Basis

The following table presents the changes in Level 3 assets measured on a recurring basis, consisting primarily of corporate bonds, for the years ended December 31, 2012 and 2011.

	Years ended December 31
	2012	2011
	(Millions of yen)
Balance at beginning of year	¥454	¥1,950
Total gains or losses (realized or unrealized):
Included in earnings	3	(2)
Included in other comprehensive income (loss)	2	(12)
Purchases, issuances, and settlements	(15)	(1,482)

Balance at end of year	¥444	¥454